SUPPLEMENT TO THE CLASS A AND CLASS C PROSPECTUS
OF ALLSPRING U.S. EQUITY FUNDS
For the Allspring Special Large Cap Value Fund  (the “Fund”)
Effective immediately, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.69%	0.69%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	1.17%	1.92%
Fee Waivers	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.01%	1.76%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through November 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.01% for Class A and 1.76% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$672	$279	$179
3 Years	$910	$588	$588
5 Years	$1,167	$1,022	$1,022
10 Years	$1,900	$2,230	$2,230

March 4, 2024	SUP4302 03-24

SUPPLEMENT TO THE CLASS R6 PROSPECTUS
OF ALLSPRING U.S. EQUITY FUNDS
For the Allspring Special Large Cap Value Fund  (the “Fund”)
Effective immediately, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.75%
Fee Waivers	(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.59%
1.	The Manager has contractually committed through November 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.59% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$60
3 Years	$224
5 Years	$401
10 Years	$915

March 4, 2024	SUP4652 03-24

SUPPLEMENT TO THE ADMINISTRATOR CLASS PROSPECTUS
OF ALLSPRING U.S. EQUITY FUNDS
For the Allspring Special Large Cap Value Fund  (the “Fund”)
Effective immediately, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.69%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.10%
Fee Waivers	(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.94%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through November 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.94% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$96
3 Years	$334
5 Years	$591
10 Years	$1,326

March 4, 2024	SUP3750 03-24

SUPPLEMENT TO THE INSTITUTIONAL CLASS PROSPECTUS
OF ALLSPRING U.S. EQUITY FUNDS
For the Allspring Special Large Cap Value Fund  (the “Fund”)
Effective immediately, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers	(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.69%
1.	The Manager has contractually committed through November 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.69% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$70
3 Years	$255
5 Years	$456
10 Years	$1,034

March 4, 2024	SUP0517 03-24